Equity-Based Compensation Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2012	Mar. 31, 2014
Share-based compensation expense recorded by the Company
Equity-based compensation expense	$ 3.4	$ 1.0	$ 0.5
Phantom Units
Share-based compensation expense recorded by the Company
Number of units granted	2,580	3,790	4,780
Grant date fair value (in dollars per share)	$ 58.79	$ 37.92	$ 24.30
Share units outstanding	11,759
EQM Total Return Program
Share-based compensation expense recorded by the Company
Number of units granted				146,490
Grant date fair value (in dollars per share)				$ 20.02
Expected dividend growth rate				10.00%
Share units outstanding	139,980	142,500
Number of units forfeited	2,520
Unrecognized compensation costs on non-vested awards	0.8
EQM Total Return Program | Minimum
Share-based compensation expense recorded by the Company
Volatility factor				27.00%
EQM Total Return Program | Maximum
Share-based compensation expense recorded by the Company
Volatility factor				72.00%
EQM Total Return Program | Weighted-average
Share-based compensation expense recorded by the Company
Volatility factor				38.00%
EQM VDA
Share-based compensation expense recorded by the Company
Grant date fair value (in dollars per share)					$ 58.79
Share units outstanding	62,845
EQM VDA | Awards vesting upon the payment date following the first anniversary of the grant date
Share-based compensation expense recorded by the Company
Vesting percentage					50.00%
EQM VDA | Awards vesting upon the payment date following the second anniversary of the grant date
Share-based compensation expense recorded by the Company
Vesting percentage					50.00%
EQM VDA | Performance Shares
Share-based compensation expense recorded by the Company
Unrecognized compensation costs on non-vested awards	0.9
Capitalized compensation cost	$ 0.3